SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Useful Lives) (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, useful life	5 years	5 years
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, useful life	3 years	3 years
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, useful life	3 years	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, useful life, term	Shorter of useful life or life of the lease	Shorter of useful life or life of the lease